SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Option Activity
	2012		2011		2010
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,483,793	$14.97	3,946,484	$14.82	4,101,637	$14.80
Granted	30,336	12.64	787,717	19.29	67,600	21.21
Exercised	125,260	4.36	87,887	5.70	95,079	11.82
Terminated	411	63.57	14,738	168.97	980	325.77
Forfeited	36,971	20.23	147,783	24.19	126,694	17.24
Outstanding as of end of year	4,351,487	15.21	4,483,793	14.97	3,946,484	14.82
Options exercisable as of end of year	3,553,662	$14.28	2,678,946	$17.23	1,866,862	$24.92

Schedule of Information about Share Options Outstanding
Outstanding as of December 31, 2012				Exercisable as of December 31, 2012
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-$4.35	1,668,344	3.75	$4.33	1,668,344	$4.33
4.80-10.35	72,152	5.77	8.23	67,149	8.18
10.65-15.90	251,474	6.20	14.43	201,865	14.93
17.25-21.60	804,468	5.11	19.80	85,188	20.02
21.75	466,102	3.42	21.75	460,319	21.75
22.50-23.85	609,138	3.20	23.08	595,988	23.07
24.00-29.40	329,126	4.03	26.82	324,126	26.87
30.30-75.00	150,683	3.50	$38.27	150,683	$38.27
	4,351,487			3,553,662

Schedule of Intrinsic and Fair Values for Options Exercised
	2012	2011	2010
The intrinsic value of options exercised	$927	$845	$1,103
The original fair value of options exercised	$819	$512	$433

Schedule of Key Information for Option Plans
	Number of Shares Reserved for Grant	Number of Shares Outstanding	Number of Shares Available for Grant
CEO plans	1,886,193	1,820,495	65,698
Company's employees plans	1,799,084	1,633,988	165,096
Independent Directors' plan	133,334	123,667	9,667
Directors plan	16,247	6,670	9,577
Chairman plan	766,667	766,667
Total	4,601,525	4,351,487	250,038

Schedule of Stock-Based Compensation Expense in Statement of Operations

	Year Ended December 31,
	2012	2011	2010
Component of income (loss) before provision for income taxes:
Cost of revenue	$902	$1,120	$731
Research and development, net	714	850	692
Selling, general and administrative	4,121	6,137	4,990
Stock-based compensation expense	$5,737	$8,107	$6,413

Schedule of Fair Value of Options Granted
	2012	2011	2010
Risk-free interest rate	0.65%-1.04%	0.94%-2.3%	1.14%-3.64%
Expected life of options	4.75 years	4.75 years	7 years
Expected annual volatility	51.76%-55.04%	49.42%-54.45%	50.97%-68.60%
Expected dividend yield	None	None	None